Certnys

1-36113

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

[redacted]

13003415

NYSE EURONEXT

Received SEC

OCT - 8 2013

Washington, DC 20549

October 8, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Columbia Property Trust, Inc., Common Stock, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 7, 2013. Tentative listing date – October 10, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com